Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated October 15, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco International Core Equity Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective October 15, 2020, Jeff Everett and Bert van der Walt will no longer serve as Portfolio Managers of the Fund. All references to Mr. Everett and Mr. van der Walt in the Summary and Statutory Prospectuses and Statement of Additional Information are hereby removed.
The third paragraph from the end of the subsection titled “Portfolio Managers,” under the heading “Fund Management” in the Statutory Prospectus, is deleted in its entirely.
I-ICE-SUMSTATSAI-SUP
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